RISK CONCENTRATIONS	12 Months Ended
Nov. 30, 2025
RISK CONCENTRATIONS
RISK CONCENTRATIONS
12.	RISK CONCENTRATIONS

Financial instruments, which potentially subject the Company to concentration of risk, consist principally of cash and accounts payable and accrued liabilities. The total uninsured cash balance as of November 30, 2025 was $980,411. The uninsured cash balance located in Canada was $3,246 and the uninsured cash balance located in the United States was $977,165.

The Company had one vendor that accounted for 68% of total accounts payable and accrued liabilities as of November 30, 2024, which were settled as of November 30, 2025. As of November 30, 2025, one vendor accounted for approximately 56% of the Company’s total accounts payable and accrued liabilities, and the top five vendors collectively accounted for approximately 76% of total accounts payable and accrued liabilities.